Capital Stock & Earnings (Loss) Per Share - Earnings (Loss) Per Share Computation (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to OneMain Holdings, Inc.		$ (197)	$ (13)	$ (12)	$ 2	$ (55)	$ 392	$ 70	$ 56	$ (220)	$ 463	$ 8
Weighted average number of shares outstanding (basic)										127,910,680	114,791,225	102,917,172
Effect of dilutive securities	[1]									0	473,898	37,246
Weighted average number of shares outstanding (diluted)										127,910,680	115,265,123	102,954,418
Basic (in dollars per share)		$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.41	$ 0.61	$ 0.49	$ (1.72)	$ 4.03	$ 0.07
Diluted (in dollars per share)		$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.40	$ 0.61	$ 0.49	$ (1.72)	$ 4.02	$ 0.07
Performance Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS										591,606	583,459
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS										489,653

[1]	We have excluded the following shares in the diluted earnings (loss) per share calculation for 2015 and 2014 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future:•2015: 591,606 performance shares and 489,653 service shares; and•2014: 583,459 performance shares